SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
On April 11, 2018, all of the business MLOA reinsured to AXA RE Arizona was novated to EQ AZ Life Re, a newly formed captive insurance company organized under the laws of Arizona.  EQ AZ Life Re is an indirect, wholly owned subsidiary of Holdings.
In February 2018, MLOA joined the membership for Federal Home Loan Bank of San Francisco ("FHLBSF"), which provides us with access to collateralized borrowings and other FHLBSF products. MLOA currently does not have any outstanding borrowing amount from FHLBSF.